Expense Example - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Convertible Securities Fund - Class A
Expense Example:
1 year	$ 675
3 years	887
5 years	1,116
10 years	1,773
Fidelity Advisor Convertible Securities Fund - Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	1,924
Fidelity Advisor Convertible Securities Fund - Class M
Expense Example:
1 year	478
3 years	748
5 years	1,038
10 years	1,863
Fidelity Advisor Convertible Securities Fund - Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
Fidelity Advisor Convertible Securities Fund - Class Z
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822